JPMORGAN TRUST I

JPMorgan Access Funds

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

Prospectus dated November 1, 2018, as supplemented

J.P. Morgan Income Funds

JPMorgan Corporate Bond Fund

JPMorgan Emerging Markets Corporate Debt Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

JPMorgan Income Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Short Duration Core Plus Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMorgan Unconstrained Debt Fund

Prospectus dated July 1, 2019, as supplemented

JPMorgan Emerging Markets Strategic Debt Fund

Prospectus dated March 1, 2019, as supplemented

J.P. Morgan International Equity Funds

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Europe Dynamic Fund

JPMorgan International Advantage Fund

JPMorgan International Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

Prospectus dated March 1, 2019, as supplemented

J.P. Morgan Funds

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

JPMorgan Systematic Alpha Fund

JPMorgan Opportunistic Equity Long/Short Fund

JPMorgan Research Market Neutral Fund

Prospectuses dated March 1, 2019, as supplemented

J.P. Morgan Tax Aware Funds

JPMorgan Tax Aware Equity Fund

JPMorgan Tax Aware Real Return Fund

Prospectus dated March 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

Prospectus dated July 1, 2019

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

Prospectus dated November 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Growth and Income Fund

JPMorgan Hedged Equity Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan Mid Cap Equity Fund

JPMorgan Small Cap Blend Fund

JPMorgan Small Cap Core Fund

JPMorgan Small Cap Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMorgan U.S. Small Company Fund

JPMorgan U.S. Research Enhanced Equity Fund

JPMorgan Value Advantage Fund

Prospectuses dated November 1, 2018, as supplemented

SUP-RJ-AC-819

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

Prospectus dated July 1, 2019

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Limited Duration Bond Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

Prospectus dated July 1, 2019, as supplemented

J.P. Morgan International Equity Funds

JPMorgan International Research Enhanced Equity Fund

Prospectus dated March 1, 2019, as supplemented

J.P. Morgan Investor Funds

JPMorgan Investor Balanced Fund

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Growth Fund

JPMorgan Investor Growth & Income Fund

Prospectus dated November 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Equity Index Fund

JPMorgan Intrepid Mid Cap Fund

JPMorgan Large Cap Growth Fund

JPMorgan Large Cap Value Fund

JPMorgan Market Expansion Enhanced Index Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

JPMorgan Small Cap Value Fund

Prospectuses dated November 1, 2018, as supplemented

JPMORGAN TRUST IV

J.P. Morgan Income Funds

JPMorgan High Yield Opportunities Fund

Prospectus dated July 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Prospectus dated July 1, 2019

JPMorgan SmartSpending Funds

JPMorgan SmartSpendingSM 2050 Fund

Prospectus dated November 1, 2018, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Value Plus Fund

Prospectus dated November 1, 2018, as supplemented

JPMorgan Equity Premium Income Fund

Prospectus dated August 29, 2018, as supplemented

J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

J.P. Morgan U.S. Equity Funds

JPMorgan Mid Cap Value Fund

Prospectus dated November 1, 2018, as supplemented

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

J.P. Morgan U.S. Equity Funds

JPMorgan Growth Advantage Fund

Prospectus dated November 1, 2018, as supplemented

UNDISCOVERED MANAGERS FUNDS

Undiscovered Managers Behavioral Value Fund

Prospectus dated December 29, 2018, as supplemented

JPMorgan Realty Income Fund

Prospectus dated July 1, 2019, as supplemented

(Class A and Class C Shares)

Supplement dated August 28, 2019

to the Prospectuses as dated above

Effective immediately, the “WAIVERS APPLICABLE TO PURCHASES THROUGH RAYMOND JAMES” subsection in the “Appendix A — Financial Intermediary-Specific Sales Charge Waivers” section of each Prospectus will be deleted in its entirety and replaced with the following:

WAIVERS APPLICABLE TO PURCHASES THROUGH RAYMOND JAMES

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and Class C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2 as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE